Income Taxes	3 Months Ended
Jan. 31, 2024
Income Taxes [Abstract]
Income Taxes
NOTE 16: INCOME TAXES
International Tax Reform – Pillar Two Global Minimum Tax
The OECD published Pillar Two model rules as part of its

efforts toward international tax reform. The

Pillar Two model rules provide for the implementation of a
15% global minimum tax for large multinational

enterprises, which is to be applied on a jurisdiction-by-jurisdiction basis. Pillar Two legislation has been enacted or
substantively enacted in certain jurisdictions

in which the Bank operates. The earliest

the legislation will be effective for the Bank is the

fiscal year beginning on
November 1, 2024. On August 4, 2023, draft legislative

proposals regarding Canada’s implementation

of the Pillar Two rules were released for public comment
and updated proposals are expected to be issued

in early 2024. The Bank is assessing

its potential exposure to Pillar Two income taxes.
Other Tax Matters
The Canada Revenue Agency (CRA), Revenu

Québec Agency (RQA) and Alberta

Tax and Revenue Administration (ATRA) are denying certain dividend and interest deductions claimed by the Bank.

As at January 31, 2024, the CRA has reassessed

the Bank for $
1,661

million for the years 2011 to 2018, the RQA has
reassessed the Bank for $ 51

million for the years 2011 to 2017, and the ATRA has reassessed the Bank for $
71

million for the years 2011 to 2018. In total, the
Bank has been reassessed for $ 1,783

million of income tax and interest. The Bank

expects to continue to be reassessed for

open years. The Bank is of the view
that its tax filing positions were appropriate

and filed a Notice of Appeal with the

Tax Court of Canada on March 21, 2023.